Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Revenues
Transaction Fees, Net	$ 130,174,000	$ 95,130,000	$ 161,708,000
Servicing Fees, Net	27,206,000	28,903,000	17,238,000
Gain on Sale of Borrower Loans	11,431,000	3,637,000	14,151,000
Fair Value of Warrants Vested on Sale of Borrower Loans	(60,122,000)	0	0
Other Revenues	4,806,000	5,245,000	7,687,000
Total Operating Revenues	113,495,000	132,915,000	200,784,000
Interest Income
Interest Income on Borrower Loans	47,208,000	44,649,000	41,606,000
Interest Expense on Notes	(43,954,000)	(41,187,000)	(38,174,000)
Net Interest Income	3,254,000	3,462,000	3,432,000
Change in Fair Value of Borrower Loans, Loans Held for Sale and Notes, Net	(514,000)	(372,000)	59,000
Total Net Revenues	116,235,000	136,005,000	204,275,000
Expenses
Origination and Servicing	34,881,000	33,944,000	31,139,000
Sales and Marketing	83,462,000	70,146,000	112,284,000
General and Administrative	75,686,000	102,735,000	86,480,000
Restructuring Charges, Net	1,340,000	17,027,000	0
Change in Fair Value of Convertible Stock Warrants	29,140,000	7,000	0
Other Expenses, Net	7,392,000	30,341,000	0
Total Expenses	231,901,000	254,200,000	229,903,000
Net Loss Before Taxes	(115,666,000)	(118,195,000)	(25,628,000)
Income Tax Expense	(508,000)	546,000	340,000
Net Loss	$ (115,158,000)	$ (118,741,000)	$ (25,968,000)
Net Loss Per Share – Basic and Diluted (in dollars per share)	$ (1.65)	$ (1.85)	$ (0.47)
Weighted-Average Shares - Basic and Diluted (in shares)	69,687,836	64,196,537	55,547,408
Prosper Funding LLC
Operating Revenues
Administration Fee Revenue – Related Party	$ 101,500,000	$ 36,630,000	$ 57,919,000
Servicing Fees, Net	25,963,000	28,604,000	16,218,000
Gain on Sale of Borrower Loans	(48,691,000)	3,637,000	14,151,000
Other Revenues	170,000	478,000	1,500,000
Total Operating Revenues	78,942,000	69,349,000	89,788,000
Interest Income
Interest Income on Borrower Loans	47,208,000	44,649,000	41,380,000
Interest Expense on Notes	(43,954,000)	(41,187,000)	(38,174,000)
Net Interest Income	3,254,000	3,462,000	3,206,000
Change in Fair Value of Borrower Loans, Loans Held for Sale and Notes, Net	(514,000)	(372,000)	59,000
Total Net Revenues	81,682,000	72,439,000	93,053,000
Expenses
Administration Fee – Related Party	70,359,000	62,203,000	62,786,000
Servicing	6,103,000	5,395,000	3,705,000
General and Administrative	379,000	1,321,000	1,227,000
Other Expenses, Net	0	30,704,000	0
Total Expenses	76,841,000	99,623,000	67,718,000
Income Tax Expense	0	0	0
Net Loss	$ 4,841,000	$ (27,184,000)	$ 25,335,000